SCHEDULE OF RECONCILIATION OF INCOME TAX BENEFIT AT THE FEDERAL STATUTORY INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal benefit at statutory rate	21.00%	21.00%
Convertible note interest		(0.40%)
Permanent differences	29.20%	(17.40%)
State taxes, net of federal benefit	12.30%	2.20%
Change in valuation allowance	(66.50%)	(5.40%)
Stock based compensation	4.60%
Other	(0.60%)
Tax credits		0.10%
Income Tax Expense